INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Tables)	9 Months Ended
Dec. 31, 2023
Investment In Associate And Convertible Note Receivable
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of December 31, 2023	Voting Rights Held as of March 31, 2023
Associate: Stimunity S.A.	Biotechnology	Paris, France	48.9%	44.0%

Schedule of investment in stimunity

	As of and for the Nine Months Ended December 31,
(In thousands)	2023	2022

Balance, beginning of period	$806	$1,673
Share of loss	(226)	(268)
Conversion of Stimunity Convertible Note	429	–
Impairment loss	(557)	–
Balance, end of period	$452	$1,405